Subscription Receivable	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Subscription Receivable Abstract
Subscription Receivable

Note 5 – Subscription Receivable

The Company assumed a promissory note from one of its initial investors made to Convergent Risk Group, LLC, a private entity owned by our Chief Executive Officer, Robert Liscouski, in the amount of $100,000, which is payable on or before December 31, 2019. The promissory note was issued in payment for another promissory note from Convergent and issued in favor of the initial investor, which has also been assumed by the Company in exchange for a convertible promissory note issued by the Company to the initial investor in the amount of $100,000, convertible to Company common shares at a conversion price of $0.10 per share.. If the promissory note is paid in full on or before December 31, 2019, the Company's Convertible Promissory Note will convert and shares will be issued. If the promissory note is not paid in full on or before December 31, 2019, the Company's Convertible Promissory Note held by this investor will be cancelled, and no shares will be issued.

Note 5 – Subscription Receivable

The Company assumed a promissory note from one of the Initial Investors to Convergent Risk Group, LLC (see Note 9 – Related Parties) in the amount of $100,000, which is payable by the Initial Investor on or before December 31, 2018. The promissory note was issued in payment for a promissory note from Convergent to the Initial Investor, which has also been assumed by the Company in exchange for a Convertible Promissory Note in the amount of $100,000, convertible to Company common shares at a conversion price of $0.10 per share. If the promissory note is paid in full on or before June 30, 2019, the Company’s Convertible Promissory Note will convert and shares will be issued. If the promissory note is not paid in full on or before June 30, 2019, the Company’s Convertible Promissory Note held by this investor will be cancelled, and no shares will be issued.